Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of assumptions used to value options
Risk-free interest rate	2.44%
Expected life	3.48 years
Expected dividends	0.00%
Expected volatility	56.12%
Fair value of the Company’s Common stock	$10.89

Risk-free interest rate	1.56%
Expected life	3.41 years
Expected dividends	0.00%
Expected volatility	46.51%
Fair value of the Company's common stock	$1.14

Schedule of stock option activity, both within and outside the 2016 Plan, and warrant activity

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding December 31, 2017	262,878	$15.07	82,926	$19.39
Granted	138,198	10.89	—	—
Canceled	(54,898)	12.53	—	—
Expired	—	—	—	—
Exercised	—	—	—	—
Outstanding at September 30, 2018	346,178	$13.80	82,926	$19.39
Exercisable at September 30, 2018	210,989	$14.17	82,926	$19.39

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding December 31, 2016	2,332,000	$1.00	4,128,510	$2.00
Granted	2,025,200	1.14	724,000	2.38
Canceled	(677,000)	1.00	(2,898,151)	2.00
Expired	—	—	—	—
Exercised	—	—	(793,598)	0.39
Outstanding at December 31, 2017	3,680,200	$1.08	1,160,761	$2.32
Exercisable at December 31, 2017	1,480,400	$1.07	1,160,761	$2.32